6. Costs and expenses by nature	6 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
Costs and expenses by nature
6.	Costs and expenses by nature
6.1.	Cost of sales
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Raw material, products for resale, materials and third-party services (*)	(6,979)	(10,182)	(2,541)	(4,347)
Depreciation, depletion and amortization	(4,972)	(6,155)	(2,077)	(3,015)
Production taxes	(2,807)	(5,003)	(961)	(2,605)
Employee compensation	(1,185)	(1,673)	(485)	(833)
Total	(15,943)	(23,013)	(6,064)	(10,800)
(*) It Includes short-term leases and inventory turnover.

6.2.	Selling expenses
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Materials, third-party services, freight, rent and other related costs	(2,212)	(1,426)	(1,057)	(740)
Depreciation, depletion and amortization	(251)	(278)	(128)	(142)
Allowance for expected credit losses	(30)	(27)	(21)	2
Employee compensation	(88)	(107)	(40)	(55)
Total	(2,581)	(1,838)	(1,246)	(935)

6.3.	General and administrative expenses
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Employee compensation	(514)	(755)	(226)	(372)
Materials, third-party services, freight, rent and other related costs	(136)	(279)	(42)	(140)
Depreciation, depletion and amortization	(52)	(89)	(23)	(47)
Total	(702)	(1,123)	(291)	(559)